Foreign Exchange	12 Months Ended
Dec. 31, 2025
Effects Of Changes In Foreign Exchange Rates [Abstract]
Foreign Exchange	FOREIGN EXCHANGE

	Years Ended December 31
	2025	2024 (1)
Unrealized foreign exchange (gain) loss	$(88,538)	$153,930
Realized foreign exchange (gain) loss	(5,481)	1,965
Foreign exchange (gain) loss - continuing operations	$(94,019)	$155,895
Foreign exchange gain - discontinued operations	$(3,624)	$—
(1)Comparative period revised to reflect current period presentation. Refer to Note 7 - "Discontinued Operations".